UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [X];        Amendment Number: 1
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Jupiter Asset Management Limited
Address:     1 Grosvenor Place
             London, United Kingdom
             SW1X 7JJ

Form 13F File Number: 28-13273

This announcement is a replacement announcement for the Form 13F released on February 12, 2009. The previous announcement was for the quarter to December 31, 2008 not September 30, 2008 as previously stated. The rest of the announcement remains unchanged.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Reef Hogg
Title:   General Counsel
Phone:   020-7314-5565

Signature, Place, and Date of Signing:

__________________________             London                     March 10, 2009
      [Signature]                   [City, State]                         [Date]

Report Type (Check only one.):